Expense Example {- Fidelity Large Cap Stock Fund} - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-12 - Fidelity Large Cap Stock Fund - Fidelity Large Cap Stock Fund
Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677